Overview - Additional Information (Details)	12 Months Ended
Mar. 31, 2018
Overview [Abstract]
Name of reporting entity	Infosys Limited
Description of nature of entity's operations and principal activities	Infosys is a leading provider of consulting, technology, outsourcing and next-generation digital services and software. Along with its subsidiaries, Infosys provides Business IT services (comprising application development and maintenance, independent validation, infrastructure management, engineering services comprising product engineering and life cycle solutions and business process management); Consulting and systems integration services (comprising consulting, enterprise solutions, systems integration and advanced technologies); Products, business platforms and solutions to accelerate intellectual property-led innovation. Its new offerings span areas like digital, big data and analytics, cloud, data and mainframe modernization, cyber security, IoT engineering Services and API & micro services.
Domicile of entity	India
Address of entity's registered office	Bengaluru, Karnataka, India